Derivative Instruments and Hedging Activities	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities.
The Company is exposed to certain market risks relating to its ongoing business operations, including foreign currency risk, interest rate risk and commodity price risk. The Company currently manages foreign currency risk and interest rate risk through the use of derivatives.
Derivatives Designated as Hedging Instruments
Foreign Currency Instruments—Certain assets, liabilities and forecasted transactions are exposed to foreign currency risk, primarily the fluctuation of the U.S. dollar against the euro. The Company has hedged a portion of its net investment in its European subsidiaries with the issuance of a €875.0 million (approximately $1,207.4 million at September 25, 2007) principal amount euro term loan on September 25, 2007. The Company’s net investment in its European subsidiaries at the hedging date of September 25, 2007 was €1,238.0 million ($1,690.0 million). As of February 28, 2013, the Company’s net investment in European subsidiaries totaled €1,918.2 million ($2,487.3 million) and the outstanding principal balance of the euro term loan was €829.2 million ($1,085.0 million). The difference of €1,089.0 million ($1,402.3 million) is unhedged as of February 28, 2013. Hedge effectiveness is tested quarterly to determine whether hedge treatment is still appropriate. The Company tests effectiveness on this net investment hedge by determining if the net investment in its European subsidiaries is greater than the outstanding euro-denominated debt balance. Any amount of a derivative instrument designated as a hedge determined to be ineffective is recorded as other (income) expense.
Interest Rate Instruments—The Company uses interest rate swap agreements (cash flow hedges) in both U.S. dollars and euros as a means of fixing the interest rate on portions of its floating-rate debt instruments. As of February 28, 2013, the Company had a swap liability of $66.6 million, which consisted of $23.8 million short-term and $44.6 million long-term, partially offset by a $1.8 million credit valuation adjustment. As of May 31, 2012, the Company had a swap liability of $76.2 million, which consisted of $36.0 million short-term and $41.0 million long-term, partially offset by a $0.8 million credit valuation adjustment.
The table below summarizes existing swap agreements at February 28, 2013 and May 31, 2012:

(U.S. dollars and euros in millions)					Fair Value at	Fair Value at
		Notional			February 28, 2013	May 31, 2012
Structure	Currency	Amount	Effective Date	Termination Date	Asset (Liability)	Asset (Liability)
5 years	EUR	€230.0	September 25, 2007	September 25, 2012	$—	$(3.5)
5 years	EUR	40.0	March 25, 2008	March 25, 2013	(0.1)	(1.4)
5 years	EUR	200.0	September 25, 2012	September 25, 2017	(11.9)	(9.5)
5 years	EUR	200.0	September 25, 2012	September 25, 2017	(11.7)	(9.3)
5 years	USD	$585.0	September 25, 2007	September 25, 2012	—	(8.9)
5 years	USD	190.0	March 25, 2008	March 25, 2013	(0.4)	(4.2)
5 years	USD	325.0	December 26, 2008	December 25, 2013	(5.4)	(9.0)
5 years	USD	195.0	September 25, 2009	September 25, 2014	(8.0)	(10.5)
2 years	USD	190.0	March 25, 2013	March 25, 2015	(2.1)	(1.0)
3 years	USD	270.0	December 27, 2013	September 25, 2016	(6.3)	(3.8)
5 years	USD	350.0	September 25, 2012	September 25, 2017	(11.3)	(8.0)
5 years	USD	350.0	September 25, 2012	September 25, 2017	(11.2)	(7.9)
Credit valuation adjustment					1.8	0.8
Total interest rate instruments					$(66.6)	$(76.2)

The interest rate swaps are recorded in other accrued expenses and other long-term liabilities. As a result of cash flow hedge treatment being applied, all unrealized gains and losses related to the derivative instruments are recorded in accumulated other comprehensive income (loss) and are reclassified into operations in the same period in which the hedged transaction affects earnings. Hedge effectiveness is tested quarterly to determine if hedge treatment is still appropriate. The amount of ineffectiveness was not material for any period presented. The tables below summarize the effective portion and ineffective portion of the Company’s interest rate swaps for the three and nine months ended February 28, 2013 and February 29, 2012:

(in millions)	Nine Months Ended
Derivatives in cash flow hedging relationship	February 28, 2013	February 29, 2012
Interest rate swaps:
Amount of gain (loss) recognized in OCI	$9.5	$17.4
Amount of (gain) loss reclassified from accumulated OCI into interest expense (effective portion)	—	—
Amount (gain) loss recognized in other income (expense) (ineffective portion and amount excluded from effectiveness testing)	—	—

As of February 28, 2013, the effective interest rate, including the applicable lending margin, on 63.32% ($1,410.0 million) of the outstanding principal of the Company’s U.S. dollar term loan was fixed at 5.83% through the use of interest rate swaps. The effective interest rate on 53.06% (€440.0 million) of the outstanding principal of the Company’s euro term loan was fixed at 5.68% through the use of interest rate swaps. The remaining unhedged balances of the U.S. dollar and euro term loans had effective interest rates of 3.90% and 3.73%, respectively. As of February 28, 2013 and May 31, 2012, the Company’s effective weighted average interest rate on all outstanding debt, including the interest rate swaps, was 6.50% and 7.80%, respectively.

Derivatives Not Designated as Hedging Instruments
Foreign Currency Instruments—The Company faces transactional currency exposures that arise when it or its foreign subsidiaries enter into transactions, primarily on an intercompany basis, denominated in currencies other than their functional currency. The Company enters into short-term forward currency exchange contracts in order to mitigate the currency exposure related to these intercompany payables and receivables arising from intercompany trade. The Company does not designate these contracts as hedges; therefore, all forward currency exchange contracts are recorded at their fair value each period, with the resulting gains and losses recorded in other (income) expense. Any foreign currency remeasurement gains or losses recognized in a period are generally offset with gains or losses on the forward currency exchange contracts. As of February 28, 2013, the fair value of the Company’s derivatives not designated as hedging instruments on a gross basis were assets of $0.2 million recorded in prepaid expenses and other, and liabilities of $1.5 million recorded in other accrued expenses.

Derivative Instruments and Hedging Activities.
The Company is exposed to certain market risks relating to its ongoing business operations, including foreign currency risk, interest rate risk and commodity price risk. The Company currently manages foreign currency risk and interest rate risk through the use of derivatives.
Derivatives Designated as Hedging Instruments
Foreign Currency Instruments—Certain assets, liabilities and forecasted transactions are exposed to foreign currency risk, primarily the fluctuation of the U.S. dollar against the euro. The Company has hedged a portion of its net investment in its European subsidiaries with the issuance of a €875.0 million (approximately $1,207.4 million at September 25, 2007) principal amount euro term loan on September 25, 2007. The Company’s net investment in its European subsidiaries at the hedging date of September 25, 2007 was €1,238.0 million ($1,690.0 million). As of May 31, 2012, the Company’s net investment in European subsidiaries totaled €1,808.9 million ($2,250.4 million) and the outstanding principal balance of the euro term loan was €835.6 million ($1,039.6 million). The difference of €973.3 million ($1,210.8 million) is unhedged as of May 31, 2012. Hedge effectiveness is tested quarterly to determine whether hedge treatment is still appropriate. The Company tests effectiveness on this net investment hedge by determining if the net investment in its European subsidiaries is greater than the outstanding euro-denominated debt balance. Any amount of a derivative instrument designated as a hedge determined to be ineffective is recorded as other (income) expense.
Interest Rate Instruments—The Company uses interest rate swap agreements (cash flow hedges) in both U.S. dollars and euros as a means of fixing the interest rate on portions of its floating-rate debt instruments. As of May 31, 2012, the Company had a swap liability of $76.2 million, which consisted of $36.0 million short-term, and $41.0 million long-term, partially offset by a $0.8 million credit valuation adjustment. As of May 31, 2011, the Company had a swap liability of $96.8 million, which consisted of $62.6 million short-term, and $34.8 million long-term, partially offset by a $0.6 million credit valuation adjustment.
The table below summarizes existing swap agreements:

(U.S. dollars and euros in millions)
Structure	Currency	Notional Amount	Effective Date	Termination Date	Fair Value at May 31, 2012 Asset (Liability)	Fair Value at May 31, 2011 Asset (Liability)
4 years	EUR	€75.0	September 25, 2007	September 25, 2011	$—	$(1.7)
4 years	EUR	40.0	March 25, 2008	March 25, 2012	—	(1.4)
5 years	EUR	230.0	September 25, 2007	September 25, 2012	(3.5)	(13.6)
5 years	EUR	40.0	March 25, 2008	March 25, 2013	(1.4)	(2.5)
5 years	EUR	200.0	September 25, 2012	September 25, 2017	(9.5)	—
5 years	EUR	200.0	September 25, 2012	September 25, 2017	(9.3)	—
4 years	USD	$195.0	September 25, 2007	September 25, 2011	—	(3.1)
4 years	USD	140.0	March 25, 2008	March 25, 2012	—	(3.0)
5 years	USD	585.0	September 25, 2007	September 25, 2012	(8.9)	(37.3)
5 years	USD	190.0	March 25, 2008	March 25, 2013	(4.2)	(9.3)
5 years	USD	325.0	December 26, 2008	December 25, 2013	(9.0)	(13.3)
5 years	USD	195.0	September 25, 2009	September 25, 2014	(10.5)	(12.2)
2 years	USD	190.0	March 25, 2013	March 25, 2015	(1.0)	—
3 years	USD	270.0	December 27, 2013	September 25, 2016	(3.8)	—
5 years	USD	350.0	September 25, 2012	September 25, 2017	(8.0)	—
5 years	USD	350.0	September 25, 2012	September 25, 2017	(7.9)	—
Credit valuation adjustment					0.8	0.6
Total interest rate instruments					$(76.2)	$(96.8)

The interest rate swaps are recorded in other accrued expenses and other long-term liabilities. As a result of cash flow hedge treatment being applied, all unrealized gains and losses related to the derivative instruments are recorded in accumulated other comprehensive income (loss) and are reclassified into operations in the same period in which the hedged transaction affects earnings. Hedge effectiveness is tested quarterly to determine if hedge treatment is still appropriate. The amount of ineffectiveness was not material for any period presented. The tables below summarize the effective portion and ineffective portion of the Company’s interest rate swaps for the years ended May 31, 2012 and 2011:

(n millions)
Derivatives in cash flow hedging relationship	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
Interest rate swaps:
Amount of gain (loss) recognized in OCI	$20.5	$33.1	$18.5
Amount of (gain) loss reclassified from accumulated OCI into interest expense (effective portion)	—	—	—
Amount (gain) loss recognized in other income (expense) (ineffective portion and amount excluded from effectiveness testing)	—	—	—

As of May 31, 2012, the effective interest rate, including the applicable lending margin, on 57.95% ($1,295.0 million) of the outstanding principal of the Company’s U.S. dollar term loan was fixed at 6.84% through the use of interest rate swaps. The effective interest rate on 32.31% (€270.0 million) of the outstanding principal of the Company’s euro term loan was fixed at 7.36% through the use of interest rate swaps. The remaining unhedged balances of the U.S. dollar and euro term loans had effective interest rates of 3.24% and 3.34%, respectively. As of May 31, 2012 and May 31, 2011, the Company’s effective weighted average interest rate on all outstanding debt, including the interest rate swaps, was 7.80% and 7.96%, respectively.
Derivatives Not Designated as Hedging Instruments
Foreign Currency Instruments—The Company faces transactional currency exposures that arise when it or its foreign subsidiaries enter into transactions, primarily on an intercompany basis, denominated in currencies other than their functional currency. The Company enters into short-term forward currency exchange contracts in order to mitigate the currency exposure related to these intercompany payables and receivables arising from intercompany trade. The Company does not designate these contracts as hedges; therefore, all forward currency exchange contracts are recorded at their fair value each period, with the resulting gains and losses recorded in other (income) expense. Any foreign currency remeasurement gains or losses recognized in a period are generally offset with gains or losses on the forward currency exchange contracts. As of May 31, 2012, the fair value of the Company’s derivatives not designated as hedging instruments on a gross basis were assets of $0.2 million recorded in prepaid expenses and other and liabilities of $0.2 million recorded in other accrued expenses.